Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Uncertain tax positions	$ 0	$ 0
Interest and penalties	0	0
MidSouth Bank [Member]
Income Tax Disclosure [Line Items]
Net operating losses acquired from acquisition	$ 15,100,000
MidSouth Bank [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Expiration date of net operating losses acquired from acquisition	2025
MidSouth Bank [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Expiration date of net operating losses acquired from acquisition	2031